FAIR VALUE MEASUREMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Short term investments, available for sale	¥ 117,854	¥ 57,487
Recurring
Assets:
Short term investments, available for sale	117,854	57,487
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Short term investments, available for sale	¥ 117,854	¥ 57,487